CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		44 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue
Diagnostic Testing Service	$ 475,402	$ 0	$ 475,402
Product Sales	6,440	1,500	7,940
Total Revenue	481,842	1,500	483,342
Cost of Revenue
Diagnostic Testing Service	(35,745)	0	(35,745)
Product Sales	0	(5,164)	(5,164)
Total Cost of Revenue	(35,745)	(5,164)	(40,909)
Loss on Reduction of Inventory to LCM	(29,884)	(92,026)	(121,910)
Gross Profit (Loss)	416,213	(95,690)	320,523
Selling expenses	(466,821)	(160,851)	(639,876)
General and Administrative expenses	(5,018,422)	(3,172,649)	(9,379,722)
Total operating expenses	(5,485,243)	(3,333,500)	(10,019,598)
Operating Loss	(5,069,030)	(3,429,190)	(9,699,073)
Interest Income	1,219	4,914	6,588
Interest Expense	(12,040)	(17,992)	(39,171)
Net Loss before Income Taxes	(5,079,851)	(3,442,269)	(9,731,656)
Income Taxes	0	0	250
Net Loss	$ (5,079,851)	$ (3,442,269)	$ (9,731,906)
Loss per common share - basic and diluted (in dollars per share)	$ (0.41)	$ (0.38)	$ (1.27)
Weighted average shares outstanding, basic & diluted (in shares)	12,452,929	9,117,746	7,657,400